Severance Indemnities and Pension Plans [Text Block]	6 Months Ended
Sep. 30, 2018
Retirement Benefits [Abstract]
Severance Indemnities and Pension Plans [Text Block]

7.    SEVERANCE INDEMNITIES AND PENSION PLANS

The following table summarizes the components of net periodic benefit costs of pension benefits, severance indemnities plans (“SIPs”) and other benefits for the six months ended September 30, 2017 and 2018:

	Six months ended September 30,
	Domestic subsidiaries		Foreign offices and subsidiaries
	2017	2018	2017		2018
	Pension benefits and SIPs	Pension benefits and SIPs	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the period	¥23,539	¥24,205	¥5,646	¥348	¥5,975	¥271
Interest cost on projected benefit obligation	7,266	6,764	7,651	540	7,407	515
Expected return on plan assets	(34,144)	(37,170)	(16,069)	(1,062)	(16,413)	(1,139)
Amortization of net actuarial loss	3,946	612	5,740	563	3,492	349
Amortization of prior service cost	(580)	(604)	(1,547)	(1,391)	(1,496)	(995)
Gain on settlements and curtailment	(2,019)	(3,901)	—	—	—	—

Net periodic benefit cost (income)	¥(1,992)	¥(10,094)	¥1,421	¥(1,002)	¥(1,035)	¥(999)

As a result of adopting the new guidance issued in March 2017, as described in Note 1, the service cost component continues to be presented in Salaries and employee benefits while other components of net pension benefit/cost (i.e., Interest cost on projected benefit obligation, Expected return on plan assets, Amortization of net actuarial loss, Amortization of prior service cost, and Gain on settlements and curtailment disclosed in the above table) are now presented in Other non-interest expenses.

The MUFG Group has contributed to the plan assets for the six months ended September 30, 2018 and expects to contribute for the remainder of the fiscal year ending March 31, 2019 as follows, based upon its current funded status and expected asset return assumptions:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIPs	Pension benefits	Other benefits
	(in billions)
For the six months ended September 30, 2018	¥36.4	¥1.2	¥0.2
For the remainder of the fiscal year ending March 31, 2019	¥8.1	¥0.4	¥0.2